Investments - Summary of Investments in Listed Companies (Detail) - USD ($) $ / shares in Units, shares in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Total	$ 3,685	$ 3,776
Braskem S.A. [member]
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Common shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 12.65	$ 13.15
Market value, Associate	$ 2,687	$ 2,794
Class A preference shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	75,793	75,793
Quoted stock exchange	$ 13.16	$ 12.96
Market value, Associate	$ 998	$ 982